TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus dated May 1, 2016, as supplemented

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Transamerica Madison Diversified Income VP

The following replaces the information in the Prospectus and Summary Prospectus for Transamerica Madison Diversified Income VP relating to Madison Asset Management, LLC under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Madison Asset Management, LLC
Portfolio Managers:

John Brown, CFA	Portfolio Manager	since 2011
Paul Lefurgey, CFA	Portfolio Manager	since 2013
Drew Justman, CFA	Portfolio Manager	since 2015
Randy Johnson, CFA	Portfolio Manager	since 2016

The following replaces the information in the Prospectus for Transamerica Madison Diversified Income VP relating to Madison Asset Management, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Employer	Positions Over Past Five Years
John Brown, CFA	Madison Asset Management, LLC	Portfolio Manager of the portfolio since 2011; Employed by Madison Asset Management, LLC since 2009; Vice President and Portfolio Manager; Prior to 2009, Managing Director and Portfolio Manager at MEMBERS Capital Advisors, Inc. since 1998

Paul Lefurgey, CFA	Madison Asset Management, LLC	Portfolio Manager of the portfolio since 2013; Employee of Madison Asset Management, LLC and/or its affiliates since 2005; Head of Fixed Income Investments; Member of the Investment Strategy Committee; Chairman – Executive Committee

Drew Justman, CFA	Madison Asset Management, LLC	Portfolio Manager of the portfolio since 2015; Employed by Madison Asset Management, LLC since 2005; Vice President and Portfolio Manager; Member of the Equity Management Team

Randy Johnson, CFA	Madison Asset Management, LLC	Portfolio Manager of the portfolio since 2016. Employed by Madison Asset Management, LLC since 2011; Portfolio Manager; Member of the Fixed Income Team; Member of the Fixed Income Strategy Committee; Prior to 2011, Portfolio Manager at Concord Asset Management

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Investors Should Retain this Supplement for Future Reference

August 5, 2016